Cash and Cash Equivalents - Transactions in the course of collection (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Assets
Documents drawn on other banks (clearing)		$ 204,624	$ 191,105
Funds receivable		51,344	15,867
Subtotal transactions in the course of collection	$ 415,917	255,968	206,972
Liabilities
Funds payable		(29,871)	(25,702)
Subtotal transactions in the course of payment	$ (48,538)	(29,871)	(25,702)
Total transactions in the course of collection		$ 226,097	$ 181,270